INCOME TAXES	5 Months Ended	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4. INCOME TAXES

As of September 30, 2012

Deferred tax assets:
Net operating tax carry forwards	$56,844
Other	-0-
Gross deferred tax assets	56,844
Valuation allowance	(56,844)
Net deferred tax assets	$-0-

As of  June 30 ,  2012 the Company has a  Deferred Tax Asset of  $56,844 completely attributable to net operating loss carry forwards  of approximately $167,190   ( which expire 20 years from the date the loss was incurred) .

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. The achievement of required future taxable income is uncertain. As a result, the Company has the Company recorded a valuation allowance reducing all deferred tax assets to 0.

Income tax is calculated at the 34% Federal Corporate Rate.

NOTE 4. INCOME TAXES

As of June 30, 2013

Deferred tax assets:
Net operating tax carry forwards	$137,483
Other	-0-
Gross deferred tax assets	137,483
Valuation allowance	(137,483))
Net deferred tax assets	$-0-

As of  June 30 ,  2013 the Company has a  Deferred Tax Asset of  $137,483 completely attributable to net operating loss carry forwards  of approximately $ 404,363  ( which expire 20 years from the date the loss was incurred) .

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. The achievement of required future taxable income is uncertain. As a result, the Company has the Company recorded a valuation allowance reducing all deferred tax assets to 0.

Income tax is calculated at the 34% Federal Corporate Rate.